Basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
(i)Compliance with International Financial Reporting Standards
The ADCT Group consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). As of December 31, 2021, the financial statements are presented in thousand dollars (KUSD).
Prior to December 31, 2021, individual components of Non-operating income (expense) were reported separately within the consolidated statement of operations. Prior periods have been recast to conform to the current period presentation. See note 9, “Non-operating income (expense) for further information.
(ii)Historical Cost Convention

The consolidated financial statements have been prepared under the historical cost convention, except for the defined benefit pension liabilities, where plan assets are measured at fair value. The embedded derivative conversion feature associated with the first tranche of convertible loans was measured at fair value for the year ended December 31, 2021 and 2020. In addition, the derivative associated with the second tranche of convertible loans was measured at fair value for the year ended December 31, 2020. During the second quarter of 2021, the derivative changed its identity to an embedded derivative upon draw down of the second tranche, which was measured at fair value for the year ended December 31, 2021. See note 24 “Convertible loans”.
(iii)Going concern basis

ADCT is a commercial-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group's success may also depend on its ability to:

•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.

Since its incorporation, the Group has primarily funded its growth through capital increases and additional funds provided by research collaborations, the issuance of the Company’s common shares, the issuance of convertible loans, and proceeds from a royalty purchase agreement. During the 2020 fiscal year, the Company issued common shares through an initial public and follow-on offering (see note 2(vi) and 2(vii)) and the issuance of convertible loans (see note 24, “Convertible loans”). During the 2021 fiscal year, the Group entered into a royalty purchase agreement (see note 26 “Deferred royalty obligation”). Subsequent to December 31, 2021, the Company entered an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Under the terms of the agreement, the Company received an upfront payment of USD 30 million. The Company will also receive milestone payments if certain development and commercial events are achieved and royalties based on net sales of the product in Japan. See note 33, "Events after the reporting date” for further information. The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the convertible loans, it must maintain a balance of at least USD 50 million in cash and cash equivalents at the end of each quarter.

As of December 31, 2021, the Group’s cash and cash equivalents amounted to USD 466.5 million (December 31, 2020: USD 439.2 million).

Management believes that the Group has sufficient financial resources to cover its operating costs for at least the next 12 months from the date of issuance of these consolidated financial statements and as a result, is presenting these consolidated financial statements of the Group on a going concern basis.

(iv)Share split
On September 19, 2019, the Company effected a one-to-15,625 share split of its outstanding shares (see note 27, “Share capital”). Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.
(v)Share consolidation
On April 24, 2020, the Company effected a five-to-four share consolidation of its outstanding shares (see note 27, “Share capital”). Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.
(vi)Initial Public Offering (IPO)
On May 19, 2020, the Company completed an IPO on the New York Stock Exchange (“NYSE”) in which it issued and sold an aggregate of 14,082,475 common shares at USD 19.00 per share, which included 1,836,844 common shares issued and sold pursuant to the underwriters’ exercise in full of their option to purchase additional common shares. The gross proceeds from the IPO were USD 267.6 million, and net proceeds were USD 244.2 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The IPO resulted in a gross increase of USD 255.3 million in the Company’s share premium account prior to transaction costs associated with the IPO share issuance of USD 4.7 million and underwriting discounts and commissions of USD 18.7 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 27, “Share capital”.
(vii)Follow-On Public Offering
On September 28, 2020, the Company completed a public offering on the NYSE in which it issued and sold 6,000,000 common shares at USD 34.00 per share. The gross proceeds of the public offering were USD 204.0 million, and net proceeds of USD 188.9 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The public offering resulted in a gross increase of USD 203.5 million in the Company’s share premium account prior to transaction costs associated with the public offering share issuance of USD 2.9 million and underwriting discounts and commissions of USD 12.2 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 27, “Share capital”.
(viii)Share Subscription Agreement
During the second quarter of 2021, ADCT issued 1,500,000 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares to hold as treasury shares for purposes of administering the Company's long-term incentive program. As of December 31, 2021, the Company held 1,459,522 treasury shares.
(ix)Open Market Sales Agreement

On June 4, 2021, the Company entered into an open market sale agreement with Jefferies LLC (“Jefferies”), to sell its common shares from time to time through an “at the market” offering program (the “ATM Facility”). The ATM Facility provides the Company the opportunity to sell its common shares with an aggregate offering price of up to USD 200.0 million. For the year ended December 31, 2021, there have been no shares sold under the ATM Facility. The Company capitalizes transaction costs within Other current assets in the Company’s audited consolidated balance sheet when costs are incurred associated with the ATM Facility at inception and if and when shares are sold under the ATM Facility in the future. If and when the Company sells shares under the ATM, capitalized transaction costs will be offset against the sale proceeds and will be recorded as a reduction of share premium within the Company’s audited consolidated balance sheet. If the Company determines that it is not probable that shares will be sold under the ATM Facility by the end of a quarter, the Company will write-off capitalized transaction costs incurred during that respective quarter in the audited consolidated statement of operations. The Company capitalized KUSD 147 of transaction costs within Other current assets in connection with the establishment of the ATM Facility as of December 31, 2021, which will be offset against the sales proceeds from the initial sale of shares under the ATM Facility, when such sale is to occur.
(x)COVID – 19
The COVID-19 pandemic has negatively impacted the economies of most countries around the world. The Group’s operations, similar to those of other life sciences companies, have been impacted by the COVID-19 pandemic. The Group is in close contact with its principal investigators and clinical sites, which are located in jurisdictions affected by the COVID-19 pandemic, and is assessing the impact of the COVID-19 pandemic on its clinical trials, expected timelines and costs on an ongoing basis. The Group is commercializing ZYNLONTA using hybrid launch plans formulated to mitigate the impact of the COVID-19 pandemic, including by engaging physicians virtually as well as face-to-face. In response to the spread of COVID-19, the Group has also modified its business practices, including restricting employee travel, developing social distancing plans for its employees and cancelling physical participation in meetings, events and conferences. At this time, Group employees have started meeting with investigators and site staff in person as allowed by institutions. All recent conferences and advisory boards have been virtual, but the Group plans to participate in person when such meetings can occur. The Group continues to closely monitor the potential effects of the COVID-19 pandemic on its clinical trials, commercialization efforts and supply chain, and will work closely with its clinical trial sites and principal investigators, contract research organizations, customers and distributors and contract manufacturing partners to mitigate such impact. The Company has also developed protocols to allow its employees to begin to return to certain office locations. As the COVID-19 pandemic continues to evolve, the Group believes the extent of the impact to its operations, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the pandemic, the pandemic’s impact on the U.S. and global economies, the availability and acceptance of vaccines, the effectiveness of vaccines, particularly against emerging variants of the novel coronavirus, and the timing, scope and effectiveness of national and local governmental responses to the pandemic. Those primary drivers are beyond the Group’s knowledge and control, and as a result, at this time, the ultimate impact on the Group's results of operations, cash flows and financial position beyond 2021 and thereafter cannot be reasonably predicted. However, on the basis of the risk mitigation measures undertaken, the Group has concluded that there is no material uncertainty that may cast a significant doubt upon the Group’s ability to continue as a going concern.